Other Non-Current Assets - Schedule of Other Non-Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Statement of Financial Position [Abstract]
Advance payment to non state pension fund	$ 9,866		$ 17,177
Intangible assets, net	8,898		14,226
Deferred assets from sale and lease back	7,175		11,582
Capitalized loan origination fees	921		82,375
Other	3,593		2,501
Total other non-current assets	$ 30,453	[1]	$ 127,861	[1]

[1]	See Note 13